STOCK OPTIONS (Details Narrative)	2 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 112,078	$ 148,466	$ 450,325	$ 611,439	$ 23,260	$ 272,918